Business Acquisitions (Details) - Schedule of Assets and Liabilities Assumed (Parentheticals)	Mar. 31, 2024	Dec. 31, 2023
Trademark [Member]
Business Acquisitions (Details) - Schedule of Assets and Liabilities Assumed (Parentheticals) [Line Items]
Useful lives	5 years	5 years
Non-compete agreement [Member]
Business Acquisitions (Details) - Schedule of Assets and Liabilities Assumed (Parentheticals) [Line Items]
Useful lives	2 years
Client List [Member]
Business Acquisitions (Details) - Schedule of Assets and Liabilities Assumed (Parentheticals) [Line Items]
Useful lives	5 years